Eaton Vance
Atlanta Capital Select Equity Fund
June 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 97.9%
Security	Shares	Value
Capital Markets — 2.3%
S&P Global, Inc.	40,313	$ 17,979,598
		$ 17,979,598
Chemicals — 2.0%
Sherwin-Williams Co.	50,442	$ 15,053,406
		$ 15,053,406
Construction Materials — 4.0%
Martin Marietta Materials, Inc.	56,583	$ 30,656,669
		$ 30,656,669
Containers & Packaging — 1.1%
Ball Corp.	138,229	$ 8,296,505
		$ 8,296,505
Electrical Equipment — 2.3%
AMETEK, Inc.	106,105	$ 17,688,765
		$ 17,688,765
Electronic Equipment, Instruments & Components — 8.1%
CDW Corp.	194,566	$ 43,551,653
Trimble, Inc.(1)	341,694	19,107,529
		$ 62,659,182
Financial Services — 14.0%
Fiserv, Inc.(1)	377,008	$ 56,189,272
Global Payments, Inc.	285,655	27,622,838
Visa, Inc., Class A	91,229	23,944,876
		$107,756,986
Food Products — 1.4%
Nestle SA ADR	102,774	$ 10,529,196
		$ 10,529,196
Health Care Equipment & Supplies — 6.3%
STERIS PLC	107,209	$ 23,536,664
Teleflex, Inc.	116,806	24,567,806
		$ 48,104,470
Insurance — 12.2%
Markel Group, Inc.(1)	23,246	$ 36,627,792
Security	Shares	Value
Insurance (continued)
White Mountains Insurance Group Ltd.	31,241	$ 56,778,956
		$ 93,406,748
Interactive Media & Services — 7.3%
Alphabet, Inc., Class C	304,570	$ 55,864,229
		$ 55,864,229
IT Services — 10.3%
Gartner, Inc.(1)	83,477	$ 37,486,181
GoDaddy, Inc., Class A(1)	299,563	41,851,947
		$ 79,338,128
Life Sciences Tools & Services — 4.1%
Danaher Corp.	47,863	$ 11,958,571
Thermo Fisher Scientific, Inc.	35,268	19,503,204
		$ 31,461,775
Professional Services — 5.0%
Broadridge Financial Solutions, Inc.	37,382	$ 7,364,254
TransUnion	214,265	15,889,892
Verisk Analytics, Inc.	55,302	14,906,654
		$ 38,160,800
Software — 2.8%
Adobe, Inc.(1)	18,612	$ 10,339,710
Autodesk, Inc.(1)	45,488	11,256,006
		$ 21,595,716
Specialty Retail — 14.7%
O'Reilly Automotive, Inc.(1)	26,307	$ 27,781,770
Ross Stores, Inc.	219,036	31,830,312
TJX Cos., Inc.	485,266	53,427,787
		$113,039,869
Total Common Stocks (identified cost $368,601,194)		$751,592,042

Eaton Vance
Atlanta Capital Select Equity Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	17,708,057	$ 17,708,057
Total Short-Term Investments (identified cost $17,708,057)		$ 17,708,057
Total Investments — 100.2% (identified cost $386,309,251)		$769,300,099
Other Assets, Less Liabilities — (0.2)%		$ (1,419,922)
Net Assets — 100.0%		$767,880,177
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
Abbreviations:
ADR	– American Depositary Receipt
The Fund did not have any open derivative instruments at June 30, 2024.
Affiliated Investments
At June 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $17,708,057, which represents 2.3% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$14,265,889	$91,989,610	$(88,547,442)	$ —	$ —	$17,708,057	$624,689	17,708,057
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Atlanta Capital Select Equity Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

At June 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$751,592,042*	$ —	$ —	$751,592,042
Short-Term Investments	17,708,057	—	—	17,708,057
Total Investments	$769,300,099	$ —	$ —	$769,300,099
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
3